Consolidated Balance Sheets (Unaudited) (Parentheticals) (Q3) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Allowance for uncollectible accounts receivable (in dollars)	$ 2,851	$ 2,814	$ 1,309
Finance receivables, less allowance for credit losses	$ 25	$ 0
Preferred stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,800,000	1,800,000	1,800,000
Common stock, no par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	640,000,000	640,000,000	640,000,000
Common stock, shares issued	40,327,675	37,783,444	35,763,663
Common stock, shares outstanding	40,327,675	37,783,444	35,763,663
Series A Convertible
Preferred stock, shares authorized	900,000	900,000	900,000
Preferred stock, shares issued	445,063	445,063	445,063
Preferred stock, shares outstanding	445,063	445,063	445,063
Preferred stock, liquidation preference value (in dollars)	$ 18,775	$ 18,108	$ 17,440